SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

May 18, 2015

VIA EDGAR

Mr. John Ganley

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 455 to the Registration Statement on Form N-1A of BlackRock FundsSM (the “Trust”) relating to BlackRock Alternative Capital Strategies Fund

Dear Mr. Ganley:

On behalf of the Trust, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 455 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BlackRock Alternative Capital Strategies Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on May 18, 2015.

The Amendment is being filed for the purpose of completing the information required to be provided in the Registration Statement. We have reviewed the Amendment and represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the telephonic comments provided by John Ganley of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on April 13, 2015 regarding the Trust’s Post-Effective Amendment No. 441 to its Registration Statement filed with the Commission on February 24, 2015 for the purpose of registering a new series of the Trust (the “485(a) Filing”). The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Trust. The Trust’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

May 18, 2015

Prospectus: Fees and Expenses of the Fund

Comment 1: Please provide a completed Fee Table and Expense Example to the Staff prior to making a filing pursuant to Rule 485(b) for the Fund.

Response: A completed fee table and expense example were provided supplementally to the Staff on May 15, 2015.

Comment 2: The Staff requests confirmation that the contractual fee waivers that will be listed in footnote 4 to the Fee Table will be in place for at least one year from the effective date of the Fund’s registration statement.

Response: The Fund confirms that the contractual fee waivers that will be listed in footnote 4 to the Fee Table will be in place for at least one year from the effective date of the Fund’s registration statement.

Comment 3: The Staff notes that the Fund may engage in short sales. The Staff requests confirmation that the “Other Expenses” line item in the Fee Table will include dividends paid on short sales.

Response: The Fund confirms that, to the extent the Fund engages in short sales, the “Other Expenses” line item in the Fee Table will include dividends paid on short sales.

Prospectus: Investment Process

Comment 4: The Staff notes that the Fund’s investment manager will invest the Fund’s assets “in both periods of strong returns and periods of market stress with lower correlation than those available by investing in the market as a whole.” The Staff requests that the Fund consider revising the disclosure to clarify this statement.

Response: In response to the Staff’s comment, the Fund has revised the disclosure as follows:

“BlackRock will invest the Fund’s assets through a diversified set of strategies that seek to provide total return comprised of current income and capital appreciation in both periods of strong returns and periods of market stress. The Fund intends to allocate its investments across multiple investment strategies, certain of which will use both long and short positions, which the Fund expects to result in a lower correlation to the equity or fixed-income markets than if the Fund invested in either such market in its entirety.”

May 18, 2015

Comment 5: The Staff notes that “a portion of the Fund’s assets may be managed pursuant to quantitative model-based strategies.” The Staff requests that the Fund consider additional disclosure on the inputs that such quantitative model will utilize.

Response: In response to the Staff’s comment, the Fund has revised the disclosure as follows:

“In addition, a portion of the Fund’s assets may be managed pursuant to quantitative model-based strategies, which may use a range of factors to generate investment ideas, including macroeconomic inputs, company fundamentals, and measures of whether a security is over- or under-valued.”

Comment 6: The Staff notes that the Fund’s assets will be allocated across three broad strategies. The Staff requests additional disclosure on each of the three strategies. For example, with respect to the macroeconomic strategy, the Staff suggests that the Fund consider including the applicable macroeconomic factors and clarifying the use of equity securities. In addition, the Staff suggests additional disclosure on the “long/short macro” strategy, including the fixed-income asset classes that will be employed, and the “long/short alpha” strategy. In addition, the Staff requests that the Fund consider additional disclosure on the types of securities and instruments each of the three strategies will utilize.

Response: In response to the Staff’s comment, the Fund has revised the disclosure as follows:

“BlackRock will allocate the Fund’s assets across the following three broad strategies:

•	The Fund will employ a proprietary investment process driven by BlackRock’s macroeconomic forecasts to allocate across the fixed-income markets, including investment grade and high yield debt securities, agency mortgage-backed securities, government bonds and emerging market debt securities. In addition, to a lesser extent, the Fund may use such macroeconomic forecasts to allocate to certain equity securities. The Fund’s macroeconomic forecasts may use a range of factors, including manufacturing indicators, jobs data, consumer sales, housing market growth, and other measures of economic strength.

•

Through a long/short macroeconomic approach, the Fund will aim to capture returns by tactically allocating among several fixed-income asset classes, such as U.S. and non-U.S. government and corporate bonds, including investment grade, high-yield and emerging

May 18, 2015

market bonds, and agency and non-agency mortgage-backed securities, including to-be-announced (“TBA”) commitments. The Fund may also use derivatives such as futures, interest rate and credit default swaps, including swaps on indices. The Fund may also invest in equity securities. The Fund may invest by timing directional exposures across these asset classes over time.

•	Through the Fund’s long/short alpha strategies, the Fund will seek attractive investment opportunities in U.S. and non-U.S. equity securities and equity derivatives, primarily total return swaps. Through a systematic approach, BlackRock will identify opportunities by evaluating predicted returns relative to risk for each security in the investment universe.

Prospectus: Principal Investment Strategies of the Fund

Comment 7: The Staff notes that the Fund may invest in securities convertible into common stock. The Staff requests confirmation of whether the Fund will invest in contingent convertible bonds. If so, the Staff requests consideration of whether to include additional disclosure regarding such investments.

Response: The Fund may invest in contingent convertible bonds and has revised the disclosure as follows:

“The Fund’s investment in equity securities may include common stock, preferred stock, securities convertible into common stock, including contingent convertible bonds which are securities convertible into equity if a pre-specified trigger event occurs, and non-convertible preferred stock.”

Prospectus: Principal Risks of Investing in the Fund

Comment 8: The Staff notes the length of the section entitled “Fund Overview—Principal Risks of Investing in the Fund” as well as the length of certain risk factors within this section. The Staff requests consideration of whether each disclosed risk factor is, in fact, a principal risk of investing in the Fund. The Staff also requests consideration of whether certain risk factors can be shortened or reformatted into multiple sections.

Response: The Fund has reviewed the section entitled “Fund Overview—Principal Risks of Investing in the Fund” and made certain changes in response to the Staff’s comments. The Fund removed the risk factors on investing in asset-based securities, convertible securities, preferred securities, mezzanine securities, variable and floating rate instruments, second lien loans, senior loans, structured products, securities of small and mid-capitalization companies and treasury obligations, as the risks of investing in these securities are summarized in the risk factors on investing in equity securities, debt securities, derivative securities, mortgage- and

May 18, 2015

asset-backed securities, corporate loans and U.S. government obligations. The Fund retained these risk factors in the section entitled “Details About the Fund — Investment Risks —Principal Risks of Investing in the Fund.” In addition, the Fund has moved the risk factor on investing in depositary receipts from the sections entitled “Fund Overview — Principal Risks of Investing in the Fund” and “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund” to the section entitled “Details About the Fund — Investment Risks — Other Risks of Investing in the Fund,” as such risks are not currently expected to be primary risks of investing in the Fund.

Further, in the section entitled “Fund Overview—Principal Risks of Investing in the Fund,” the Fund reformatted the first paragraph of the risk factor on investing in derivatives as follows:

“Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Derivatives also may expose the Fund to greater risk and increase its costs.

Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Regulatory Risk — The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.”

May 18, 2015

Further, in the section entitled “Fund Overview—Principal Risks of Investing in the Fund,” the Fund reformatted the first sub-section of the risk factor on investing in debt securities as follows:

“Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.

To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.

These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.”

May 18, 2015

Comment 9: The Staff requests consideration of whether each disclosed risk factor in “Fund Overview—Principal Risks of Investing in the Fund” and “Details About the Fund—Investment Risks” is tailored to the Fund and its investments.

Response: The Fund has reviewed the disclosed risk factors and believes that they are consistent with the Fund’s investment strategy.

Prospectus: Performance Information

Comment 10: The Staff requests that the Fund select a benchmark index in addition to, or other than, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Staff questions whether the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an appropriate benchmark for the Fund considering the fact that the Fund is not a risk-free investment. The Staff notes that it is permissible to continue using the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index as an additional benchmark index.

Response: Although the Fund believes that the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an appropriate broad-based index for use as its benchmark due to the flexible nature of the Fund’s multi-asset investment strategy and the Fund’s investment objective of seeking total return, the Fund will show its performance against both the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Barclays U.S. Aggregate Bond Index in response to the Staff’s comment.

Prospectus: Conflicts of Interest

Comment 11: The Staff notes the length of the section entitled “Management of the Fund—Conflicts of Interest” and requests consideration of whether this section can be shortened or reformatted into multiple sections.

Response: The “Conflicts of Interest” section under “Management of the Fund” has been revised to read as follows:

“The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to those of the Fund. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services

May 18, 2015

and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate having positions that are adverse to those of the Fund. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

In addition, the Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate provides or may someday provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund’s portfolio investment transactions.

Under a securities lending program approved by the Board, the Trust, on behalf of the Fund, has retained an Affiliate of BlackRock to serve as the securities lending agent for the Fund to the

May 18, 2015

extent that the Fund participates in the securities lending program. For these services, the lending agent will receive a fee from the Fund, including a fee based on the returns earned on the investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

*    *    *    *    *    *     *    *    *    *

The Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, and acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Trust’s documents.

Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Trust’s Registration Statement.

Respectfully submitted,

/s/ Jesse C. Kean

Jesse C. Kean

cc:	Benjamin Archibald

John A. MacKinnon